Principal associates - Summary information for joint ventures and associates that are not individually material to the group (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [Line Items]
(Loss)/profit after tax	$ 6,972		$ 13,925		$ 8,851
Other comprehensive loss	346		(3,139)		3,088
Total comprehensive income/(loss)	7,318	[1]	10,786	[1]	$ 11,939
Associates
Disclosure of associates [Line Items]
Carrying value of Group's interest	704		679
(Loss)/profit after tax	3		9
Other comprehensive loss	10		(23)
Total comprehensive income/(loss)	13		(14)
Joint ventures [Member]
Disclosure of associates [Line Items]
Carrying value of Group's interest	0		0
(Loss)/profit after tax	0		0
Other comprehensive loss	0		0
Total comprehensive income/(loss)	$ 0		$ 0

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.